HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 100.4%
Auto Manufacturers: 1.9%
4,000		Tesla, Inc. [1]	$492,720

Banks: 3.5%
7,000		JPMorgan Chase & Co.	938,700

Beverages: 4.1%
6,000		PepsiCo, Inc.	1,083,960

Biotechnology: 3.0%
3,000		Amgen, Inc.	787,920

Building Products Retail: 6.5%
3,250		The Home Depot, Inc.	1,026,545
3,500		Lowe’s Companies, Inc.	697,340
			1,723,885
Chemicals: 0.8%
5,000		The Mosaic Co.	219,350

Computers: 5.9%
12,000		Apple, Inc.	1,559,160

Discount Retail: 3.4%
2,000		Costco Wholesale Corp.	913,000

Insurance: 3.3%
4,000		Chubb Ltd.	882,400

Internet: 2.5%
8,000		Amazon.com, Inc. [1]	672,000

Machinery - Construction & Mining: 4.3%
4,750		Caterpillar, Inc.	1,137,910

Machinery - Diversified: 6.5%
4,000		Deere & Co.	1,715,040

Oil Companies Exploration & Production: 4.4%
6,000		Chesapeake Energy Corp.	566,220
5,000		ConocoPhillips	590,000
			1,156,220
Oil Companies Integrated: 6.3%
15,000		Exxon Mobil Corp.	1,654,500

Oil Refining & Marketing: 3.1%
8,000		Phillips 66	832,640

Pharmaceuticals: 13.7%
5,000		AbbVie, Inc.	808,050
5,500		Johnson & Johnson	971,575
8,000		Merck & Co., Inc.	887,600
7,000		Novo Nordisk A/S - Class A	947,380
			3,614,605
Pipelines: 3.7%
15,000		ONEOK, Inc.	985,500

Semiconductors: 8.9%
4,000		NVIDIA Corp.	584,560
7,000		QUALCOMM, Inc.	769,580
6,000		Texas Instruments, Inc.	991,320
			2,345,460
Software: 7.8%
8,000		Activision Blizzard, Inc.	612,400
6,000		Microsoft Corp.	1,438,920
			2,051,320
Transportation: 6.8%
4,500		Union Pacific Corp.	931,815
5,000		United Parcel Service, Inc. - Class B	869,200
			1,801,015

TOTAL COMMON STOCKS
(Cost $19,015,286)			26,567,305

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $19,015,286)			26,567,305
Liabilities in Excess of Other Assets: (0.4)%			(93,262)
TOTAL NET ASSETS: 100.0%			$26,474,043

	[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$26,567,305	$-	$-	$26,567,305
Total Investments in Securities	$26,567,305	$-	$-	$26,567,305